RELATED PARTIES (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Borrowing capitalization
Purchases [Member] | Abastible S.A. [Member]
Statement [Line Items]
Tax ID No.	91,806,000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel
Purchases	$ 4,007,000	$ 4,033,000	$ 3,207,000
Purchases [Member] | Copec S.A. [Member]
Statement [Line Items]
Tax ID No.	99,520,000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel and other
Purchases	$ 116,465,000	168,859,000	92,643,000
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79,895,330-3
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction descriptions	Transport, stowage and port services
Purchases	$ 9,962,000	17,008,000	7,643,000
Purchases [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99,500,140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Sodium chlorate
Purchases	$ 47,046,000	50,815,000	41,540,000
Purchases [Member] | Portaluppi, Guzman y Bezanilla Abogados Ltda.
Statement [Line Items]
Tax ID No.	78,096,080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Legal services
Purchases	$ 617,000	1,065,000	851,000
Purchases [Member] | Entel PCS Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	96,806,980-2
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Telephone services
Purchases	$ 656,000	922,000	970,000
Purchases [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96,505,760-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 422,000	1,187	834,000
Purchases [Member] | Bioenergías Forestales SpA. [Member]
Statement [Line Items]
Tax ID No.	76,188,197-3
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 43,000	202,000	0
Purchases [Member] | Woodtech S.A. [Member]
Statement [Line Items]
Tax ID No.	76,724,000-7
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood volumen measurement services
Purchases	$ 747,000	1,283	1,012,000
Purchases [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
Tax ID No.	96,925,430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other purchases
Purchases	$ 215,000	215,000	246,000
Purchases [Member] | Via Limpia SpA [Member]
Statement [Line Items]
Tax ID No.	79,874,200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other purchases
Purchases	$ 336,000	280,000	199,000
Sales [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Other sales
Sales	$ 241,000	294,000	453,000
Sales [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99,500,140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 23,420,000	23,162,000	23,539,000
Sales [Member] | Entel PCS Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	96,806,980-2
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Leases
Sales	$ 469,000	405,000	289,000
Sales [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96,505,760-9
Nature of Relationship	Common Stochholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 841,000	430,000	161,000
Sales [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
Tax ID No.	96,532,330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood and chips
Sales	$ 7,000	6,000	525,000
Sales [Member] | Fundacin Educacional Arauco [Member]
Statement [Line Items]
Tax ID No.	71,625,000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Transaction descriptions	IT and administrative services
Sales	$ 196,000	226,000	299,000
Sales [Member] | Cartulinas CMPC S.A. [Member]
Statement [Line Items]
Tax ID No.	96,731,890-6
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pulp
Sales	$ 0	222,000	0
Sales [Member] | Softys Chile SpA. [Member]
Statement [Line Items]
Tax ID No.	96,529,310-8
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pulp
Sales	$ 0	782,000	0
Sales [Member] | Forestal Mininco SpA. [Member]
Statement [Line Items]
Tax ID No.	91,440,000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pest control service and other sales
Sales	$ 175,000	441,000	127,000
Sales [Member] | E2E S.A. One [Member]
Statement [Line Items]
Tax ID No.	76,879,577-0
Nature of Relationship	Joint venture (current subsidiary)
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood, plywood and boards
Sales	$ 0	117,000	246,000
Sales [Member] | EMOAC SpA. [Member]
Statement [Line Items]
Tax ID No.	76,208,888-6
Nature of Relationship	Indirect subsidiary of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 800,000	2,125,000	3,272,000
Sales [Member] | Softys Argentina S.A. (Ex-La Papelera del Plata S.A.) [member]
Statement [Line Items]
Tax ID No.	-
Nature of Relationship	Common Stockholder
Country	Argentina
Currency	Argentine pesos
Transaction descriptions	Pulp
Sales	$ 10,242,000	$ 15,534,000	$ 16,686,000